Loss Per Share - Schedule of Reconciliation of Earnings Per Share Basic and Diluted (Detail) - USD ($) $ in Thousands	6 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2019	Jul. 15, 2019	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020
Numerator
Less: Net loss attributable to noncontrolling interests			$ (5,172)
Net loss attributable to Definitive Healthcare Corp.	$ (49,266)	$ 12,868	(46,493)	$ (35,295)	$ (51,157)
Common Class A [Member]
Numerator
Net loss			(46,493)
Less: Net loss attributable to Definitive OpCo before Reorganization Transactions			(33,343)
Less: Net loss attributable to noncontrolling interests			(5,172)
Net loss attributable to Definitive Healthcare Corp.			$ (7,978)